Summary of Significant Accounting Policies - Summary of Contract and Refund Liabilities Arising from Contract with Customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Contract With Customer Refund Liability [Abstract]
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB571,827 and RMB239,267 as of December 31, 2020 and 2021, respectively)	¥ 243,878	$ 38,270	¥ 596,307	¥ 596,307	¥ 243,521
Deferred revenue and customer advances, non-current (including deferred revenue and customer advances, non-current of the consolidated VIEs without recourse to the Group of RMB1,982 and nil as of December 31, 2020 and 2021, respectively)				1,982
Refund liabilities	¥ 5,559			¥ 22,869